UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22039
                                                     ---------

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                     Date of reporting period: MAY 31, 2008
                                               ------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                   (GRAPHIC)

                              FIRST TRUST/GALLATIN
                                SPECIALTY FINANCE
                                  AND FINANCIAL
                               OPPORTUNITIES FUND

                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED
                                  MAY 31, 2008

(FIRST TRUST LOGO)                                             (GALLATIN LOGO)
                                                            ASSET MANAGEMENT(SM)

TABLE OF CONTENTS

  FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2008

Shareholder Letter ....................    1
At a Glance ...........................    2
Portfolio Commentary ..................    3
Portfolio of Investments ..............    6
Statement of Assets and Liabilities ...    8
Statement of Operations ...............    9
Statement of Changes in Net Assets ....   10
Statement of Cash Flows ...............   11
Financial Highlights ..................   12
Notes to Financial Statements .........   13
Additional Information ................   19

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Gallatin Asset Management, Inc. ("Gallatin" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.


Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Gallatin and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate, and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of the relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Gallatin are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, this report, and other regulatory filings.

SHAREHOLDER LETTER

 FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2008

Dear Shareholders:

The year 2007 and the first half of 2008 have been challenging for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of closed-end funds, to help financial advisors give you the opportunity to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices to fit your investment needs.

The report you hold contains detailed information about your investment in First Trust/Gallatin Specialty Finance and Financial Opportunities Fund. It contains a portfolio commentary from the Fund's current portfolio management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. In connection with the resignation of Gallatin Asset Management, Inc. ("Gallatin"), after July 31, 2008, Gallatin will no longer serve as investment Sub-Advisor to the Fund. Additionally, the report provides the Fund's unaudited financial statements for the period covered by this report. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to giving you up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals

Sincerely,


/s/ James A. Bowen
James A. Bowen
President of First Trust/Gallatin
Specialty Finance and Financial
Opportunities Fund

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND

"AT A GLANCE"

AS OF MAY 31, 2008 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                     FGB
Common Share Price                                            $      12.46
Common Share Net Asset Value                                  $      12.44
Premium (Discount) to NAV                                             0.16%
Net Assets Applicable to Common Shares                        $176,243,603
Current Quarterly Distribution per Common Share (1)           $      0.370
Current Annualized Distribution per Common Share              $      1.480
Current Distribution Rate on Closing Common Share Price (2)          11.88%
Current Distribution Rate on NAV (2)                                 11.90%

COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                              (PERFORMANCE GRAPH)

             Market     NAV
             ------   ------
 5/31/2007   $20.49   $19.06
  6/8/2007   $20.26   $18.95
 6/15/2007   $20.20   $19.02
 6/22/2007   $20.10   $18.62
 6/29/2007   $19.90   $18.25
  7/6/2007   $19.62   $18.70
 7/13/2007   $19.99   $18.37
 7/20/2007   $18.41   $17.86
 7/27/2007   $16.99   $16.39
  8/3/2007   $15.85   $15.45
 8/10/2007   $16.40   $16.20
 8/17/2007   $15.67   $15.88
 8/24/2007   $15.64   $15.95
 8/31/2007   $16.49   $15.75
  9/7/2007   $16.16   $15.18
 9/14/2007   $15.00   $15.72
 9/21/2007   $15.77   $16.34
 9/28/2007   $15.84   $16.24
 10/5/2007   $15.85   $16.95
10/12/2007   $15.62   $16.52
10/19/2007   $14.31   $15.39
10/26/2007   $14.07   $15.61
 11/2/2007   $14.10   $14.81
 11/9/2007   $14.07   $14.39
11/16/2007   $14.01   $14.41
11/23/2007   $13.81   $13.53
11/30/2007   $14.23   $13.74
 12/7/2007   $13.49   $14.35
12/14/2007   $12.60   $13.74
12/21/2007   $11.85   $14.21
12/28/2007   $12.10   $13.86
  1/4/2008   $12.09   $13.08
 1/11/2008   $12.08   $13.02
 1/18/2008   $11.24   $12.32
 1/25/2008   $12.32   $13.23
  2/1/2008   $13.49   $14.34
  2/8/2008   $13.23   $13.66
 2/15/2008   $12.54   $13.42
 2/22/2008   $13.39   $13.06
 2/29/2008   $13.67   $12.93
  3/7/2008   $11.84   $11.67
 3/14/2008   $12.19   $11.50
 3/20/2008   $12.61   $12.05
 3/28/2008   $13.05   $11.87
  4/4/2008   $13.05   $12.55
 4/11/2008   $12.69   $11.77
 4/18/2008   $12.51   $12.54
 4/25/2008   $13.25   $12.52
  5/2/2008   $13.53   $13.04
  5/9/2008   $13.77   $12.67
 5/16/2008   $14.03   $13.00
 5/23/2008   $12.57   $12.40
 5/30/2008   $12.46   $12.44

PERFORMANCE

                                                                                  Average Annual
                                                                                   Total Return
                                               6 Months Ended   1 Year Ended   Inception (5/25/07)
                                                  5/31/2008       5/31/2008        to 5/31/2008
                                               --------------   ------------   -------------------
Fund Performance
NAV (3)                                             -4.11%         -27.48%           -27.26%
Market Value (4)                                    -7.27%         -32.44%           -30.37%
Index Performance
Blended Benchmark (5)                              -10.32%         -32.72%           -30.82%
MSCI U.S. Investable Market Financials Index       -17.18%         -31.32%           -30.21%


                                 % OF TOTAL
TOP 10 HOLDINGS                  INVESTMENTS
---------------                  -----------
CapitalSource, Inc.                  6.2%
Enerplus Resources Fund              5.9
Ares Capital Corp.                   5.8
Apollo Investment Corp.              5.4
Gramercy Capital Corp.               5.0
MVC Capital, Inc.                    4.9
NorthStar Realty Finance Corp.       4.8
Allied Capital Corp.                 4.7
Prospect Energy Corp.                4.4
Redwood Trust, Inc.                  3.9
                                    ----
   Total                            51.0%
                                    ====

                                 % OF TOTAL
INDUSTRY                         INVESTMENTS
--------                         -----------
Capital Markets                      54.2%
Real Estate Investment Trusts        35.0
Oil, Gas & Consumable Fuels           7.9
Diversified Financial Services        2.9
                                    -----
   Total                            100.0%
                                    =====

                                 % OF TOTAL
ASSET CLASSIFICATION             INVESTMENTS
--------------------             -----------
Business Development Companies       56.2%
Specialty Finance/Hybrid REITs       25.6
Residential Mortgage REITs            9.4
Canadian Income Trusts                7.9
Domestic Common Stock                 0.9
                                    -----
   Total                            100.0%
                                    =====

(1) Most recent distribution paid or of record through 5/31/08. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or of record through the report date and then dividing by market price or NAV, as applicable, as of 5/31/08.

(3) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price. Past performance is not indicative of future results.

(5)  Blended benchmark consists of the following:

     Red Rocks Listed Private Equity Index (40%)
     FTSE NAREIT Mortgage REIT Index (20%)
     FTSE NAREIT Hybrid REIT Index (20%)
     Merrill Lynch Preferred Stock Index (10%)
     Russell 2000 Financial Services Index (10%)

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Gallatin Asset Management, Inc., a registered investment advisor, ("Gallatin" or the "Sub-Advisor") currently serves as the Sub-Advisor to First Trust/Gallatin Specialty Finance and Financial Opportunities Fund ("FGB" or the "Fund"). After July 31, 2008, Gallatin will no longer serve as Sub-Advisor to the Fund.

                            PORTFOLIO MANAGEMENT TEAM

THOMAS W. DUGAN, CFA, EQUITY ANALYST

Mr. Dugan serves as an equity analyst for Gallatin. Prior to joining Gallatin in 2007, Mr. Dugan was an equity analyst with Martin Capital Management in Elkhart, Indiana. Mr. Dugan is a CFA charterholder. He holds a Bachelors of Science in business administration from Rockhurst University and a Masters of Business Administration from Indiana University.

CHRISTOPHER HANAWAY, CFA, ASSOCIATE VICE PRESIDENT, EQUITY PORTFOLIO MANAGER

Mr. Hanaway has managed equity portfolios for individuals and foundations since 1994. Mr. Hanaway began his career with A.G. Edwards Trust Company as an equity analyst with the trust investment team, then joined the separately managed accounts department in 2001. He earned a Bachelors of Arts and a Masters of Business Administration from Washington University in St. Louis. He holds a Masters of Arts from the University of Chicago and is a CFA charterholder.

F. CHRISTIAN STEIN, ASSOCIATE VICE PRESIDENT, EQUITY PORTFOLIO MANAGER

Mr. Stein serves as a portfolio manager for Gallatin. For the past seven years, he has managed equity portfolios with a value discipline. He is also a member of the investment team that provides equity recommendations to A.G. Edwards Trust Company. Prior to joining Gallatin, Mr. Stein was an associate analyst with A.G. Edwards Securities Research. Mr. Stein graduated from the University of Dayton with degrees in Finance and Accounting. He earned his Masters of Business Administration from Saint Louis University.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND

The primary investment objective of the First Trust/Gallatin Specialty Finance and Financial Opportunities Fund is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing at least 80% of its managed assets in a portfolio of securities of specialty finance and other financial companies that the Fund's Sub-Advisor believes offer attractive opportunities for income and capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

The turmoil in the financial markets, which began in 2007, continued into 2008. The past five months have included accelerated write-downs among many of the world's largest banks and brokerages, a spike in credit spreads reflecting investor's current intolerance for risk, and most notably, the near failure of Bear Stearns.

The Federal Reserve's decision to back-stop $30 billion worth of Bear Stearns illiquid investments, open up its discount window to brokers and primary dealers, and accept new forms of collateral to lend against likely marked an important turning point in the current liquidity crisis. These actions clearly reflect the Federal Reserve's ("Fed's") concerns as expressed by Vice Chairman Donald Kohn in a recent speech "that a run on a major broker-dealer when markets are already disrupted by a flight to safety and liquidity could, through a chain of actions and reactions, threaten financial stability." It is our opinion that recent Fed actions provide the ingredients necessary to prevent the liquidity crisis from getting materially worse. To be sure, many problems still need to be resolved. Housing prices have not yet stabilized and economic conditions continue to show deterioration. Both of these have the potential of negatively impacting collateral values, putting pressure on financial institutions to raise additional capital. Even as these issues linger, however, we believe it is likely markets will move forward once the size and scope of losses can be quantified.

The majority of the Fund's holdings, approximately 56% of Fund assets as of May 31, 2008, are in Business Development Companies ("BDCs"). The role of a BDC is to provide financing for small and middle-market companies. Opportunities to make such loans at attractive risk-adjusted returns have improved for many BDCs as traditional lending institutions, which operate with far greater leverage, appear to be husbanding capital in anticipation of further write-downs. BDCs are statutorily required to have at least one dollar in equity for every dollar in debt. Lower leverage generally means greater financial flexibility during times of stress.

The question currently facing BDCs is one of credit risk, or to what extent will the slowing economy impair the business fundamentals at the companies they lend to. BDCs are not permitted to take reserves for expected loan losses like a bank does. Rather, they adjust book value on a quarterly basis to reflect any degradation in their investment portfolio. Several BDCs marked down their portfolio holdings in the first half of the year, and many are trading at discounts to stated book values, reflecting an expectation for further impairments. The weakening economic picture, escalating energy costs, and the tight credit environment all present risks to the underlying portfolio companies within BDCs. It is important to note, however, that BDCs tend to be more capable and willing to "work out" troubled loans as opposed to taking permanent losses. As such, patience should be rewarded when the current pressures dissipate, in our opinion.

PERFORMANCE ANALYSIS

As detailed in the table below, FGB outperformed the relative benchmarks for the six-month period ended May 31, 2008. The Fund's Net Asset Value ("NAV") fell by a lesser amount than the trading price of the Fund as the premium to NAV declined from 3.57% on November 30, 2007 to 0.16% on May 31, 2008. During the six months ending May 31, 2008, FGB paid dividends per share of $0.74, which equates to an annualized yield of 11.88%, based on the closing price of the Fund on May 31, 2008.

FGB's NAV outperformed the blended benchmark by 6.21% during the period. As discussed in the November 2007 shareholder letter, the blended benchmark is meant to be a broad representation of the Fund's investment universe, so a direct comparison of underlying performance is difficult. In general, the Fund's major sectors (BDCs, mortgage REITs, and hybrid REITs) outperformed the corresponding components of the benchmark (private equity, mortgage REITs, and hybrid REITs) which returned -10%, -6%, and -24%, respectively.

FOR SIX-MONTH PERIOD ENDED 5/31/08

Blended Benchmark(a)         -10.32%
MSCI U.S. Investable
   Market Financials Index   -17.18%
FGB Market Value(b)           -7.27%
FGB NAV(c)                    -4.11%

SOURCE: BLOOMBERG

(a) The blended benchmark is based upon the following blend: 40% Red Rocks Listed Private Equity Index; 20% FTSE NAREIT Mortgage REIT Index; 20% FTSE NAREIT Hybrid REIT Index; 10% Merrill Lynch Preferred Stock Index; and 10% Russell 2000 Financial Services Index.

(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price.

(c) Total return based on NAV is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share and does not reflect sales load.

The Fund's performance was mixed across sectors. For instance, the BDC sector contained some of the best and worst performing investments over the past six months as company specific factors, such as management, portfolio diversification, and underwriting, tend to drive a BDC's performance more than sector trends. During the six-month period, Kohlberg Capital Corporation and NGP Capital Resources, which are both business development companies, had total returns of 36.5% and 19.1%, respectively. MCG Capital, TICC Capital, and Pennant Park Investments were the Fund's poorest performing BDCs over the six-month period with total returns of -47.1%, -31.4%, and -25.6%, respectively.

The Fund's REIT performance was mixed as well. Our mortgage REITs were subject to the volatility within the broader financial sector, but managed to generate positive total returns through a combination of disciplined management, intelligent funding, and asset quality. While there was some impact on book value, both Redwood Trust and Annaly Capital, for example, maintained and even grew their dividends. REITs with broader exposures tended to have more difficulty sidestepping the market's trouble spots. However, we believe in these management teams and their ability to work through the current environment. The only other sector of note was Canadian Royalty Trusts, specifically, the Fund's exposure to Enerplus Resources Fund and Penn West Energy Trust, which generated total returns of 22% and 33%, respectively.

                              MARKET & FUND OUTLOOK

The current turmoil in the financial markets accentuates many risks and makes the future all the more uncertain. Some financial firms are paying dearly for excessive risks they took, and as a result, most financial firms (good and bad) are being avoided by investors. With conservative amounts of leverage on their own balance sheets, BDCs are well positioned to take advantage of the lack of credit available to their target borrowers. Ultimately, the greatest risk to BDCs and FGB would originate from Main Street, not Wall Street, as a long and deep recession could severely impact the profitability of their primary borrowers, small and medium private businesses.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS (A)
MAY 31, 2008 (UNAUDITED)

  SHARES                                   DESCRIPTION                                     VALUE
---------   ------------------------------------------------------------------------   ------------
COMMON STOCKS - 113.0%
            CAPITAL MARKETS - 66.5%
  515,660   Allied Capital Corp. ...................................................   $ 10,241,008
  250,000   American Capital Strategies, Ltd. ......................................      8,000,000
  646,706   Apollo Investment Corp. ................................................     11,673,043
1,013,333   Ares Capital Corp. .....................................................     12,555,196
  650,000   BlackRock Kelso Capital Corp. ..........................................      7,774,000
  460,000   Gladstone Capital Corp. ................................................      8,178,800
  183,333   Gladstone Investment Corp. .............................................      1,642,664
   50,000   GSC Investment Corp. ...................................................        522,000
  506,205   Hercules Technology Growth Capital, Inc. ...............................      5,249,346
   50,000   Highland Distressed Opportunities, Inc. ................................        387,500
   15,000   Invesco, Ltd., Sponsored ADR ...........................................        417,450
  571,667   Kohlberg Capital Corp. .................................................      7,631,754
  472,000   MCG Capital Corp. ......................................................      2,704,560
  690,000   MVC Capital, Inc. ......................................................     10,570,800
  406,737   NGPCapital Resources Co. ...............................................      6,723,363
  550,000   Patriot Capital Funding, Inc. ..........................................      5,593,498
  585,000   PennantPark Investment Corp. ...........................................      4,767,750
  655,152   Prospect Energy Corp. ..................................................      9,473,498
  463,785   TICC Capital Corp. .....................................................      3,060,981
                                                                                       ------------
                                                                                        117,167,211
                                                                                       ------------
            DIVERSIFIED FINANCIAL SERVICES - 3.6%
   85,211   Financial Federal Corp. ................................................      2,069,775
  446,000   Medallion Financial Corp. ..............................................      4,303,900
      100   WisdomTree Investments, Inc. (b) .......................................            265
                                                                                       ------------
                                                                                          6,373,940
                                                                                       ------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 42.9%
  350,000   Annaly Capital Management, Inc. ........................................      6,233,500
  330,000   Arbor Realty Trust, Inc. ...............................................      4,636,500
  225,000   Capital Trust, Inc. - Class A ..........................................      6,513,750
  870,000   CapitalSource, Inc. ....................................................     13,363,200
  576,923   Cypress Sharpridge Investments, Inc. (b) (c) (e) .......................      3,000,000
  640,000   Gramercy Capital Corp. .................................................     10,720,000
  100,000   Hatteras Financial Corp. (b) ...........................................      2,665,000
  420,000   iStar Financial, Inc. ..................................................      8,030,400
1,030,000   NorthStar Realty Finance Corp. .........................................     10,300,000
  200,000   RAIT Financial Trust ...................................................      1,780,000
  250,000   Redwood Trust, Inc. ....................................................      8,437,500
                                                                                       ------------
                                                                                         75,679,850
                                                                                       ------------
            TOTAL COMMON STOCKS ....................................................    199,221,001
                                                                                       ------------
            (Cost $283,873,542)


                    Page 6 See Notes to Financial Statements.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MAY 31, 2008 (UNAUDITED)

  SHARES                                   DESCRIPTION                                     VALUE
---------   ------------------------------------------------------------------------   ------------
CANADIAN INCOME TRUSTS - 9.7%

            OIL, GAS & CONSUMABLE FUELS - 9.7%
      100   ARC Energy Trust .......................................................   $      2,931
  274,100   Enerplus Resources Fund ................................................     12,838,844
  129,800   Penn West Energy Trust .................................................      4,269,122
      100   Progress Energy Trust ..................................................          1,449
                                                                                       ------------
                                                                                         17,112,346
                                                                                       ------------
            TOTAL CANADIAN INCOME TRUSTS ...........................................     17,112,346
                                                                                       ------------
            (Cost $16,723,286)

RIGHTS - 0.1%

            CAPITAL MARKETS - 0.1%
  463,785   TICC Capital Corp. (b) .................................................        134,451
                                                                                       ------------
            TOTAL RIGHTS ...........................................................        134,451
                                                                                       ------------
            (Cost $0)

WARRANTS - 0.0%

            REAL ESTATE INVESTMENT TRUST (REIT) - 0.0%
  576,923   Cypress Sharpridge Investments, Inc., expires 04/30/11 (b) (c) .........              0
                                                                                       ------------
            TOTAL WARRANTS .........................................................              0
                                                                                       ------------
            (Cost $0)

            TOTAL INVESTMENTS - 122.8% .............................................    216,467,798
            (Cost $300,596,828) (d)

            LOAN OUTSTANDING - (23.9)% .............................................    (42,100,000)
            NET OTHER ASSETS AND LIABILITIES - 1.1% ................................      1,875,805
                                                                                       ------------
            NET ASSETS - 100.0% ....................................................   $176,243,603
                                                                                       ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See note 2C-Restricted Securities in the Notes to Financial Statements).

(d)  Aggregate cost for federal income tax and financial reporting purposes.

(e) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

ADR  American Depository Receipt


                    See Notes to Financial Statements. Page 7

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $300,596,828) .....................................................................................   $216,467,798
Cash .......................................................................................................      1,909,700
Prepaid expenses ...........................................................................................         41,658
Dividends receivable .......................................................................................        332,415
                                                                                                               ------------
      Total Assets .........................................................................................    218,751,571
                                                                                                               ------------
LIABILITIES:
Payables:
      Outstanding loan .....................................................................................     42,100,000
      Investment advisory fees .............................................................................        200,995
      Interest and fees due on loan ........................................................................        135,166
      Audit and tax fees ...................................................................................         20,393
      Administrative fees ..................................................................................         19,467
      Printing fees ........................................................................................          7,551
      Custodian fees .......................................................................................          3,846
      Transfer agent fees ..................................................................................          3,731
      Legal fees ...........................................................................................          1,746
      Trustees' fees and expenses ..........................................................................          1,311
Accrued expenses and other liabilities .....................................................................         13,762
                                                                                                               ------------
      Total Liabilities ....................................................................................     42,507,968
                                                                                                               ------------
NET ASSETS .................................................................................................   $176,243,603
                                                                                                               ============
NET ASSETS CONSIST OF:
Paid-in capital ............................................................................................   $269,301,117
Par value ..................................................................................................        141,698
Accumulated net investment income (loss) ...................................................................      1,764,492
Accumulated net realized gain (loss) on investments ........................................................    (10,834,674)
Net unrealized appreciation (depreciation) of investments ..................................................    (84,129,030)
                                                                                                               ------------
NET ASSETS .................................................................................................   $176,243,603
                                                                                                               ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .......................................   $      12.44
                                                                                                               ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ................     14,169,805
                                                                                                               ============


                    Page 8 See Notes to Financial Statements.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $181,577) .....................................................   $ 14,879,999
                                                                                                               ------------
   Total investment income .................................................................................     14,879,999
                                                                                                               ------------
EXPENSES:
Investment advisory fees ...................................................................................      1,132,420
Interest and fees on loan ..................................................................................        924,335
Excise tax expense .........................................................................................        142,159
Administrative fees ........................................................................................        110,595
Printing fees ..............................................................................................         32,685
Audit and tax fees .........................................................................................         30,798
Legal fees .................................................................................................         30,689
Trustees' fees and expenses ................................................................................         20,157
Transfer agent fees ........................................................................................         17,510
Custodian fees .............................................................................................         11,674
Other ......................................................................................................         30,693
                                                                                                               ------------
   Total expenses ..........................................................................................      2,483,715
                                                                                                               ------------
NET INVESTMENT INCOME ......................................................................................     12,396,284
                                                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments .............................................................................................     (4,084,403)
   Foreign currency transactions ...........................................................................             (5)
                                                                                                               ------------
Net realized gain (loss) ...................................................................................     (4,084,408)
                                                                                                               ------------
Net change in unrealized appreciation (depreciation) on investments ........................................    (16,166,010)
                                                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ....................................................................    (20,250,418)
                                                                                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................................   $ (7,854,134)
                                                                                                               ============


                    See Notes to Financial Statements. Page 9

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                5/31/2008      PERIOD ENDED
                                                                               (UNAUDITED)    11/30/2007 (a)
                                                                              -------------   --------------
OPERATIONS:
Net investment income (loss) ..............................................   $  12,396,284   $   9,806,749
Net realized gain (loss) ..................................................      (4,084,408)     (6,750,282)
Net change in unrealized appreciation (depreciation) ......................     (16,166,010)    (67,963,020)
                                                                              -------------   -------------
Net increase (decrease) in net assets resulting from operations ...........      (7,854,134)    (64,906,553)
                                                                              -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................     (10,464,843)     (9,973,682)
                                                                              -------------   -------------
Total distributions to shareholders .......................................     (10,464,843)     (9,973,682)
                                                                              -------------   -------------
CAPITAL TRANSACTIONS:
Proceeds from sale of 0 and 14,030,236 Common Shares, respectively ........              --     267,977,508
Proceeds from 105,639 and 33,930 Common Shares reinvested, respectively....       1,406,816         534,400
Offering costs ............................................................          85,301        (561,210)
                                                                              -------------   -------------
Total capital transactions ................................................       1,492,117     267,950,698
                                                                              -------------   -------------
Net increase (decrease) in net assets .....................................     (16,826,860)    193,070,463
NET ASSETS:
Beginning of period .......................................................     193,070,463              --
                                                                              -------------   -------------
End of period .............................................................   $ 176,243,603   $ 193,070,463
                                                                              =============   =============
Accumulated net investment income (loss) at end of period .................   $   1,764,492   $    (166,949)
                                                                              =============   =============

----------
(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.


                   Page 10 See Notes to Financial Statements.

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations ......................   $  (7,854,134)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments ..................................................     (17,223,114)
   Sales of investments ...................................................      13,907,421
   Net realized loss on investments .......................................       4,084,403
   Net change in unrealized appreciation/depreciation on investments ......      16,166,010
CHANGES IN ASSETS AND LIABILITIES:
   Decrease in dividends receivable .......................................         691,171
   Increase in prepaid expenses ...........................................         (41,658)
   Decrease in distributions payable to Common Shareholders ...............      (5,063,100)
   Increase in investment advisory fees payable ...........................           8,849
   Decrease in interest and fees due on loan ..............................         (46,973)
   Decrease in offering costs payable .....................................        (115,591)
   Decrease in printing fees payable ......................................         (29,788)
   Decrease in audit and tax fees payable .................................         (13,452)
   Decrease in Trustees' fees and expenses payable ........................          (9,219)
   Increase in administrative fees payable ................................             809
   Decrease in transfer agent fees payable ................................            (401)
   Increase in custodian fees payable .....................................             514
   Decrease in legal fees payable .........................................            (758)
   Increase in accrued expenses and other liabilities .....................           5,372
                                                                              -------------
CASH PROVIDED BY OPERATING ACTIVITIES .....................................                   $   4,466,361
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Common Shares reinvested ....................................       1,406,816
Offering costs ............................................................          85,301
Distributions to Common Shareholders ......................................     (10,464,843)
Issuances of loan .........................................................       9,100,000
Repayments of loan ........................................................      (3,000,000)
                                                                              -------------
CASH USED FOR FINANCING ACTIVITIES ........................................                      (2,872,726)
                                                                                              -------------
Increase in cash ..........................................................                       1,593,635
Cash at beginning of period ...............................................                         316,065
                                                                                              -------------
Cash at end of period .....................................................                   $   1,909,700
                                                                                              =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees .........................                   $     971,308
                                                                                              =============


                   See Notes to Financial Statements. Page 11

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                SIX MONTHS          PERIOD
                                                                                  ENDED             ENDED
                                                                                5/31/2008        11/30/07 (a)
                                                                                -----------     -------------
Net asset value, beginning of period ......................................   $       13.73     $       19.10(b)
                                                                                -----------     -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..............................................            0.88              0.70
Net realized and unrealized gain (loss) ...................................           (1.43)            (5.32)
                                                                                -----------     -------------
Total from investment operations ..........................................           (0.55)            (4.62)
                                                                                -----------     -------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................................................           (0.74)            (0.71)
                                                                                -----------     -------------
Total from distributions ..................................................           (0.74)            (0.71)
                                                                                -----------     -------------
Common Shares offering costs charged to paid-in capital ...................              --             (0.04)
                                                                                -----------     -------------
Net asset value, end of period ............................................   $       12.44     $       13.73
                                                                              =============     =============
Market value, end of period ...............................................   $       12.46     $       14.23
                                                                              =============     =============
TOTAL RETURN BASED ON NET ASSET VALUE (c) (e) .............................           (4.11)%          (24.53)%
                                                                              =============     =============
TOTAL RETURN BASED ON MARKET VALUE (d) (e) ................................           (7.27)%          (25.36)%
                                                                              =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................................   $     176,244     $     193,070
Ratio of total expenses to average net assets .............................            2.71%(f)          1.99%(f)
Ratio of total expenses to average net assets excluding interest expense
   and fees ...............................................................            1.70%(f)         1.41%(f)
Ratio of net investment income to average net assets ......................           13.53%(f)         8.64%(f)
Portfolio turnover rate ...................................................               6%               3%
INDEBTEDNESS:
Loan outstanding (in 000's) ...............................................   $      42,100     $     36,000
Asset Coverage per $1,000 of indebtedness (g) .............................   $       5,186     $      6,363

----------
(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.

(b)  Net of sales load of $0.90 per share on initial offering.

(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(d) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price.

(e)  Total return is not annualized for periods less than one year.

(f)  Annualized.

(g) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the outstanding loan balance in 000's.


                   Page 12 See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FGB on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks attractive total return as a secondary objective. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that Gallatin Asset Management, Inc. ("Gallatin" or the "Sub-Advisor") believes offer attractive opportunities for income and capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. Under normal market conditions, the Fund will concentrate its investments in securities of companies within industries in the financial sector. Managed Assets are defined as the value of the securities and other investments the Fund holds plus cash and other assets, including interest accrued but not yet received, minus accrued liabilities other than the principal amount of any borrowings.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of May 31, 2008 is as follows:

                                                     INVESTMENTS
VALUATION INPUTS                                    IN SECURITIES
-------------------------------------------------   -------------
Level 1 - Quoted Prices .........................    $213,467,798
Level 2 - Other Significant Observable Inputs ...              --
Level 3 - Significant Unobservable Inputs .......       3,000,000
                                                    -------------
TOTAL ...........................................     216,467,798
                                                    =============

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                     INVESTMENTS
VALUATION INPUTS                                    IN SECURITIES
-------------------------------------------------   -------------
BALANCE AS OF 11/30/07 ..........................     $        0
Net purchases (sales) ...........................      3,000,000
                                                      ----------
BALANCE AS OF 5/31/08 ...........................     $3,000,000
                                                      ==========

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of May 31, 2008, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                       ACQUISITION               VALUE PER      CURRENT                      % OF
SECURITY                                   DATE        SHARES      SHARE     CARRYING COST      VALUE     NET ASSETS
------------------------------------   -----------   ---------   ---------   -------------   ----------   ----------
Cypress Sharpridge Investments, Inc.     5/19/08       576,923     $5.20       $3,000,000    $3,000,000      1.70%
Cypress Sharpridge Investments, Inc.
   Warrants                              5/30/08       576,923         0                0             0         0
                                                     ---------                 ----------    ----------      ----
                                                     1,153,846                 $3,000,000    $3,000,000      1.70%
                                                     =========                 ==========    ==========      ====

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income, if any, of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

The tax character of distributions paid during the fiscal period ended November 30, 2007 was as follows:

Distributions paid from:

Ordinary Income ..............................   $9,973,682

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ................   $ 4,896,152
Net Unrealized Appreciation (Depreciation) ...   (67,963,028)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry a realized capital loss forward for eight years following the year of loss and offset such loss against any future realized capital gains. At November 30, 2007, the Fund had an available realized capital loss of $6,750,256 to offset future net capital gains through the fiscal year ending 2015.

In June 2006, Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of May 31, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Gallatin have paid all organization costs and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $561,210, was recorded as a reduction of the proceeds from the sale of Common Shares during the fiscal period ended November 30, 2007. During the six months ended May 31, 2008, it was determined that actual offering costs were less than the estimated offering costs by $85,301. Therefore, paid-in-capital was increased by that amount.

H. ACCOUNTING PRONOUNCEMENT:

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures, if any.

           3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Gallatin currently serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of Managed Assets that is paid by First Trust from its investment advisory fee. Effective July 31, 2008, Gallatin will no longer serve as the Fund's Sub-advisor. See Note 9. Subsequent Event.

    FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Chairman of the Audit Committee is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also, effective January 1, 2008, the Lead Independent Trustee and each Committee chairman will serve two year terms.

For the six months ended May 31, 2008, the Fund paid brokerage commissions to A.G. Edwards & Sons, Inc., an affiliate of the Sub-Advisor, totaling $305.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the six months ended May 31, 2008, were $17,223,114 and $13,907,421, respectively.

As of May 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,767,813 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $85,896,843.

                                5. COMMON SHARES

As of May 31, 2008, 14,169,805 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized for the Fund's Dividend Reinvestment Plan.

                          6. LOAN AND PLEDGE AGREEMENT

On July 11, 2007, the Fund entered into a Loan and Pledge Agreement with Custodial Trust Company, which provides for an uncommitted credit facility to be used as leverage for the Fund. The credit facility provides for a secured, uncommitted line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total amount of loans that may be outstanding at any one time under the Loan and Pledge Agreement is $120,000,000. For the six months ended May 31, 2008, the average amount outstanding was $40,754,645. The high and low annual interest rates during the six months ended May 31, 2008 were 5.87% and 3.40%, respectively, and the weighted average interest rate was 4.52%. The interest rate at May 31, 2008 was 3.40%.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the equity market, or when political or economic events affecting the issuers occur.

    FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

FINANCIAL SECTOR CONCENTRATION RISK: Under normal market conditions, the Fund will invest at least 25% of its total assets in securities of companies within industries in the financial sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects, could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

BUSINESS DEVELOPMENT COMPANY ("BDC") RISK: Investments in closed-end funds that elect to be treated as BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC's portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Investments in BDCs are subject to various risks, including management's ability to meet the BDC's investment objective, and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.

REIT, MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISKS: Investing in REITs involves certain unique risks in addition to investing in the real estate industry in general. REITs are subject to interest rate risks (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities may trade less frequently and in a limited volume, and their securities may be subject to more abrupt or erratic price movements than larger company securities.

In addition to REITs, the Fund may invest in a variety of other mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-related securities are subject to prepayment risk-the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates.

The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares with respect to the payment of dividends or upon liquidation. The Fund may not be permitted to declare dividends or other distributions or purchase Common Shares.

NON-DIVERSIFICATION RISK: Because the Fund is non-diversified, it is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

                               9. SUBSEQUENT EVENT

Effective July 31, 2008, Gallatin will no longer serve as the Sub-advisor to the Fund. Following recent personnel changes within the Gallatin equity team, Gallatin conducted an internal review of capabilities and resources and determined it was in the best interests of shareholders and Gallatin to resign from the business. First Trust, the Fund's investment advisor, is currently evaluating the impact of Gallatin's resignation on the Fund, and is assessing long-term alternatives to ensure continuity of portfolio management for the Fund.

ADDITIONAL INFORMATION

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PNC Global Investment Servicing (U.S.) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2008 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

At a special shareholder meeting of the Fund held on February 20, 2008, shareholders voted to approve a new investment sub-advisory agreement with Gallatin. Gallatin was previously a wholly-owned subsidiary of A.G. Edwards, Inc. On May 31, 2007, Wachovia Corp. announced that it had reached an agreement in principle with A.G. Edwards, Inc. under which Wachovia Corp. would acquire A.G. Edwards, Inc. (the "Acquisition"). The Acquisition was completed on October 1, 2007. The consummation of the Acquisition resulted in a change of control of Gallatin, which constituted an "assignment" under federal securities laws of the original investment sub-advisory agreement among the Fund, Gallatin and First Trust. Accordingly, the Fund's Board of Trustees approved an interim sub-advisory agreement with Gallatin effective October 1, 2007, whereby Gallatin would continue to serve as the Fund's sub-advisor for a maximum period of 150 days. The new sub-advisory agreement, approved by Shareholders on February 20, 2008, is substantially similar to the Fund's original sub-advisory agreement with Gallatin. The number of votes cast in favor of the new sub-advisory agreement was 6,739,848, the number of votes against was 256,656, and the number of abstentions was 7,376,629.

The Joint Annual meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund and Shareholders of the Preferred Shares of First Trust Tax-Advantaged Preferred Income Fund, was held on April 14, 2008. At the Annual Meeting, Independent Trustee Robert F. Keith was elected for a three-year term. The number of votes cast in favor of Mr. Keith was 13,764,464, the number of votes against was 173,146 and the number of abstentions was 0.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

INVESTMENT SUB-ADVISOR
Gallatin Asset Management, Inc.
One North Jefferson
St. Louis, MO 63103

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT,
TRANSFER AGENT &
BOARD ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(B)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

All investment decisions for the registrant, as well as other investment strategies of Gallatin Asset Management, Inc. ("Gallatin"), are made utilizing a team approach by which no one member can make decisions unilaterally. All portfolios are developed based on research conducted internally by Gallatin's research committee which is comprised of ten members, including portfolio managers which all serve as security analysts also. Each member of the research committee has general sector/industry areas of concentration and is responsible for making security recommendations to the research committee. The research team generally meets a couple times each week to discuss new security recommendations, new security ideas in progress, as well as securities already held in any of the portfolio models.

Once a new security has been approved by the research committee, the Portfolio Management Team for the registrant, comprised of the following three portfolio managers, is responsible for reviewing the appropriateness and fit of every new security that has been approved for investment by the research committee.


                 NAME                      TITLE             Length of              BUSINESS EXPERIENCE PAST 5 YEARS
                 -----                     ------             SERVICE               --------------------------------
                                                             --------
1.     Thomas W. Dugan             CFA, Equity Analyst      1.5 years      Equity Analyst, Martin Capital Management
                                                                           (2004-2007); Equity Analyst, Gallatin Asset
                                                                           Management (2007-present)


2.     Christopher Hanaway         CFA, Associate Vice       13.5 years    Portfolio Manager, AGE Asset Management
                                   President, Equity                       (2000-2005); Portfolio Manager, Gallatin Asset
                                   Portfolio Manager                       Management (2005 -present)


3.     H. Christian Stein          Associate Vice             9.5 years    Portfolio Manager, AGE Asset Management
                                   President, Equity                       (2000-2005); Portfolio Manager, Gallatin Asset
                                   Portfolio Manager                       Management (2005- present)

 (B)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

        OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

              The information in the table below is as of May 31, 2008.


                                                                                                  No. of
                                                                                                 Accounts     Total Assets in
                                                                    Total                          where       Accounts where
 Name of Portfolio Manager                                         No. of                      Advisory Fee   Advisory Fee is
            or                                                    Accounts                     is Based on       Based on
        TEAM MEMBER                  TYPE OF ACCOUNTS              MANAGED      TOTAL ASSETS    PERFORMANCE     PERFORMANCE
        -----------                  ----------------              -------      ------------    -----------     -----------
1.  Thomas W. Dugan          Registered Investment Companies:        N/A            N/A             N/A              N/A
                             Other Pooled Investment Vehicles:       N/A            N/A             N/A              N/A
                             Other Accounts:                        7,300      $ 1.3 billion        N/A              N/A


2.  Christopher Hanaway      Registered Investment Companies:        N/A            N/A             N/A              N/A
                             Other Pooled Investment Vehicles:       N/A            N/A             N/A              N/A
                             Other Accounts:                        7,300      $ 1.3 billion        N/A              N/A


3.  H. Christian Stein       Registered Investment Companies:        N/A            N/A             N/A              N/A
                             Other Pooled Investment Vehicles:       N/A            N/A             N/A              N/A
                             Other Accounts:                        7,300      $ 1.3 billion        N/A              N/A

         POTENTIAL CONFLICTS OF INTERESTS


Gallatin recognizes its fiduciary responsibility as an adviser which requires a duty of loyalty to all of its clients, including the registrant. Such duty requires that the adviser act in the best interest of all its clients and always place the clients' interests first and foremost. Acknowledging this, Gallatin has adopted policies and procedures to mitigate conflicts of interests that could arise because members of the registrant's Management team also manage other equity portfolios where similar investments to those of the registrant, are appropriate. These conflicts could include such things as: the allocation of investment opportunities amongst clients, employee trading, implementation and proxy voting.

ALLOCATION  OF INVESTMENT  OPPORTUNITIES:  At times it is possible that security
----------------------------------------
ideas developed and approved by the research committee are potentially appropriate for more than one of Gallatin's equity strategies. In these instances, it is the portfolio management team's responsibility to review all of the possible strategies to determine in which strategies the addition of the security is appropriate. The portfolio management team looks at many factors starting with a review of the current holdings in each of the possible strategies to first determine if there is room (or available cash) for another security in the strategy. They also compare the new security to similar securities already held in the model to determine if the new security is more or less attractive than what is already held, as well as sector weightings within the strategy. At times the portfolio management team may decide that a new security would be an equally attractive addition to more than one of its strategies, in which case it is added to both. It is also possible that continuously changing factors (such as a sale of a similar security) in an equity strategy will cause the portfolio management team to add a security to a second or additional strategy, at a later date.

EMPLOYEE  TRADING - When  advisory  employees  invest  for  their own  accounts,
-----------------
conflicts of interest could arise between the registrant's and the employee's interests. Potential conflicts would include taking an investment opportunity from the registrant for an employee's own portfolio, using an employee's advisory position to take advantage of available investments, or front running (which may be an employee trading before making registrant transactions, thereby taking advantage of information or using registrant assets to have an effect on the market which is used to the employee's benefit). This potential conflict exists because employees within Gallatin are responsible not only for the research and selection of securities for the registrant but also for the trading and implementation for the registrant. To mitigate such potential conflicts, Gallatin has adopted stringent policies and procedures for trading by its personnel which includes a trade pre-approval process that must occur BEFORE trades in non-exempt securities may be placed, a black-out period for purchases, as well as "last-in, last-out" provisions for sales of securities held in client portfolios.

The supervision of trading in employee or related accounts is the responsibility of the Chief Investment Officer and is affected through daily reviews of trades in employee and family accounts, as well as initial holdings reviews for new employees, and quarterly holding and transaction reviews. Reports utilized by the CIO for purposes of supervision are dated and initialed, then filed in a secure file to meet evidence and recordkeeping requirements.

PROXY  VOTING - Gallatin  retains the  services of an  unaffiliated  third-party
-------------
proxy-voting agent to monitor corporate actions, analyze proxy voting issues and provide voting recommendations and execute proxy votes based on its predetermined voting policy. This predetermined voting policy is predicated on general proxy-voting guidelines, which have been adopted by Gallatin Asset Management. These guidelines are reviewed periodically by the Gallatin Proxy Committee and are subject to change.

Because proxy issues and the circumstances of individual companies are so varied, there may be rare situations when Gallatin may determine it appropriate to deviate from these guidelines. As in all other cases, Gallatin has a fiduciary duty to vote these proxies in what it believes to be the best interest of the clients. However, Gallatin may occasionally be subject to conflicts of interest in voting proxies due to business or personal relationships with persons or entities having an interest in the outcome of certain votes. For example, an affiliate company may provide custody, investment management, brokerage, investment banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Additionally, Gallatin may have business or personal relationships with other proponents of proxy proposals, corporate directors or candidates for directorship.

In instances where Gallatin determines it appropriate to deviate from the pre-determined voting policy, it has adopted due diligence policies and procedures to take reasonable steps to identify possible conflicts of interest that could bias its voting decision. With respect to identifying possible conflicts of interest resulting from BUSINESS RELATIONSHIPS, Gallatin's policies and procedures include steps to determine whether any of the companies (including their executive officers) involved in the proxy votes have accounts or relationships with Edwards or their immediate family members, before a vote may be changed.

IMPLEMENTATION: Gallatin has adopted policies and procedures by which trades are
--------------
aggregated and blocked across all portfolios whenever possible and clients received an average price if the block is executed at multiple prices. Partially executed trades are allocated using a computer generated, total random process.

In those cases where it is not possible to aggregate all orders of the same security, Gallatin has adopted a trade rotation procedure for all of its discretionary clients that it feels are fair and equitable to all clients with no client being favored or disfavored over any other group.

Supervision of Gallatin's allocation processes is the responsibility of the Gallatin Best Execution Committee, which is chaired by the Chief Investment Officer and is comprised of equity and fixed income portfolio managers, as well as implementation staff. The committee meets on a quarterly basis to review Best Execution practices and is evidenced by meeting minutes.

(B)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

Gallatin seeks to maintain a highly competitive compensation program designed to attract and retain qualified investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. The principal components of compensation for portfolio managers include a base salary, annual bonus, restricted stock, annual discretionary merit cash and stock bonus, and various retirement benefits including contributions to 401(k) plan and excess profit sharing plan,

Compensation is based on a number of subjective factors, including overall contribution of the employee to the firm and the department, and is not tied to the performance of the registrant. Performance of accounts is not a factor in determining compensation.

(B)(4) DISCLOSURE OF SECURITIES OWNERSHIP

                               The information below is as of May 31, 2008:

                             NAME                       DOLLAR RANGE OF FUND SHARES BENEFICIALLY OWNED
                             ----                       ----------------------------------------------
                Thomas W. Dugan                                         $1 - $10,000

                Christopher Hanaway                                     $ 0.00

                H. Christian Stein                                      $10,001- $50,000


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES
             FUND
             -------------------------------------------------------------------
By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date     JULY 17, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date     JULY 17, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date     JULY 17, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.